Goodwill and Intangible Assets, Net - Schedule of Changes in the Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Begning Balance	$ 43,308	$ 3,133	$ 0
Acquisitions	15,488	40,110	2,895
Foreign currency translation adjustment	(29)	65	238
Ending Balance	58,767	43,308	3,133
Launch Services
Finite Lived Intangible Assets [Line Items]
Begning Balance	0	0	0
Acquisitions		0	0
Foreign currency translation adjustment		0	0
Ending Balance		0	0
Space Systems
Finite Lived Intangible Assets [Line Items]
Begning Balance	$ 43,308	3,133	0
Acquisitions		40,110	2,895
Foreign currency translation adjustment		65	238
Ending Balance		$ 43,308	$ 3,133